Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summarizes the Movement of Intangibles Assets

The following tables summarize the movement of intangibles assets, all of which represent licenses:

Total
Acquisition cost:
Balance as of December 31, 2023	12,206
Additions	1,086
Balance as of December 31, 2024	13,292
Balance as of December 31, 2025	13,292